Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Principal payments
Years	Amount
June 30, 2014	$17,246
June 30, 2015	23,713
June 30, 2016	35,715
June 30, 2017	76,720
June 30, 2018	3,940
June 30, 2019 and thereafter	41,179
Total	$198,513